Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant stock options to our directors and certain employees on an annual basis. We also grant stock options to individuals upon hire, and may do so for promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, none of the Board, the Compensation Committee nor our chief executive officer took material nonpublic information into account when determining the timing or terms of stock options. Stock options are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such stock options. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	We grant stock options to our directors and certain employees on an annual basis. We also grant stock options to individuals upon hire, and may do so for promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, none of the Board, the Compensation Committee nor our chief executive officer took material nonpublic information into account when determining the timing or terms of stock options.
MNPI Disclosure Timed for Compensation Value	false